SBL Fund

805 King Farm Blvd., Suite 600

Rockville, Maryland 20850

Supplement Dated August 21, 2012

to the Prospectus and Statement of Additional Information (“SAI”)

Dated May 1, 2012

This supplement provides new and additional information beyond that contained in the currently effective Prospectus and SAI for Series E (U.S. Intermediate Bond Series) and Series P (High Yield Series) (each, a “Series” and together, the “Series”).

The purpose of this supplement is to revise the information relating to the Series’ portfolio managers.

Security Investors, LLC (the “Investment Manager”) will continue to serve as the Series’ investment manager.

Accordingly, the Prospectus and SAI are hereby revised as follows, effective immediately:

PROSPECTUS

Series E (U.S. Intermediate Bond Series)

The “Portfolio Manager” section on page 19 of the Prospectus is replaced in its entirety with the following:

PORTFOLIO MANAGERS

B. Scott Minerd, Anne B. Walsh, James Michal and Jeffrey B. Abrams are primarily responsible for the day-to-day management of the Series. Each holds the title of Portfolio Manager with the Investment Manager. They have managed the Series since August 2012.

Under the “Portfolio Managers” section on page 70 of the Prospectus, the sub-heading “Series E (U.S. Intermediate Bond Series)” is replaced in its entirety with the following:

Series E (U.S. Intermediate Bond Series)

B. Scott Minerd, Portfolio Manager of the Investment Manager and Chief Investment Officer and a managing partner of Guggenheim Partners Investment Management, LLC (“GPIM”). Mr. Minerd is also a portfolio manager for the Guggenheim Build America Bonds Managed Duration Trust, an SEC registered closed-end fund. Mr. Minerd joined GPIM (or its affiliate or predecessor) in May 1998. Mr. Minerd guides the investment strategy of the sector portfolio managers. Mr. Minerd holds a B.S. in Economics from the Wharton School of the University of Pennsylvania.

Anne B. Walsh, Portfolio Manager of the Investment Manager and Senior Managing Director of GPIM. Ms. Walsh is also a portfolio manager for the Guggenheim Build America Bonds Managed Duration Trust, an SEC registered closed-end fund. Ms. Walsh joined GPIM (or its affiliate or predecessor) in 2007. Prior to joining GPIM, she was Senior Vice President and the Chief Investment Officer for Reinsurance Group of America, where she was employed from 2000 to 2007. Ms. Walsh received her B.S.B.A. and M.B.A. from Auburn University and her J.D. from University of Miami School of Law.

James Michal, Portfolio Manager of the Investment Manager and Vice President and Portfolio Manager of GPIM. Mr. Michal joined GPIM (or its affiliate or predecessor) in 2008 and he assists in the management of the firm’s portfolios dedicated to opportunistic strategies in structured finance. Mr. Michal is a Vice President and Co-Portfolio Manager for GPIM’s Structured Credit Opportunistic Mandates. Mr. Michal is responsible for the day-to-day risk monitoring of the assets and performs credit analysis and trade execution for new securities. Prior to joining GPIM, Mr. Michal was an Associate in Wachovia’s structured finance division. Mr. Michal successfully contributed to a total of 11 completed transactions raising approximately $4.3 billion of capital. Prior to his time in structured credit products, he was an Analyst in Wachovia’s corporate credit division focusing on portfolio management and loan syndications. Mr. Michal earned a BSBA in Finance and International Business from Georgetown University.

Jeffrey B. Abrams, Portfolio Manager of the Investment Manager and Senior Managing Director and Portfolio Manager of GPIM. Mr. Abrams joined GPIM (or its affiliate or predecessor) in 2002 as a member of the leveraged credit investing team. Currently, Mr. Abrams focuses on credit investing and portfolio management and is the corporate credit sector manager for the firm’s insurance clients. Previously, he headed industry teams focused on investing across the capital structure in a variety of industries. Mr. Abrams received a BBA in Finance and a B.A. in History from Emory University.

Series P (High Yield Series)

The “Portfolio Manager” section on page 36 of the Prospectus is replaced in its entirety with the following:

PORTFOLIO MANAGERS

B. Scott Minerd, Jeffrey B. Abrams and Kevin H. Gunderson are primarily responsible for the day-to-day management of the Series. Each holds the title of Portfolio Manager with the Investment Manager. They have managed the Series since August 2012.

Under the “Portfolio Managers” section on page 71 of the Prospectus, the sub-heading “Series P (High Yield Series)” is replaced in its entirety with the following:

Series P (High Yield Series)

B. Scott Minerd, Portfolio Manager of the Investment Manager and Chief Investment Officer and a managing partner of Guggenheim Partners Investment Management, LLC (“GPIM”). Mr. Minerd is also a portfolio manager for the Guggenheim Build America Bonds Managed Duration Trust, an SEC registered closed-end fund. Mr. Minerd joined GPIM (or its affiliate or predecessor) in May 1998. Mr. Minerd guides the investment strategy of the sector portfolio managers. Mr. Minerd holds a B.S. in Economics from the Wharton School of the University of Pennsylvania.

Jeffrey B. Abrams, Portfolio Manager of the Investment Manager and Senior Managing Director and Portfolio Manager of GPIM. Mr. Abrams joined GPIM (or its affiliate or predecessor) in 2002 as a member of the leveraged credit investing team. Currently, Mr. Abrams focuses on credit investing and portfolio management and is the corporate credit sector manager for the firm’s insurance clients. Previously he headed industry teams focused on investing across the capital structure in a variety of industries. Mr. Abrams received a BBA in Finance and a B.A. in History from Emory University.

Kevin H. Gundersen, Portfolio Manager of the Investment Manager and Managing Director and Portfolio Manager of GPIM. Mr. Gundersen joined GPIM (or its affiliate or predecessor) in 2002. Previously, he led an industry team which is focused on investing across the capital structure in the media, telecommunications and technology sectors. Mr. Gundersen received his A.B. from Harvard University.

SAI

Under the “Other Accounts Managed by Portfolio Managers” section on page 61 and 62 of the SAI, the following will replace the section in its entirety:

The following table identifies, as of December 31, 2011, the number of, and total assets of, other registered investment companies, pooled investment vehicles and other accounts managed by each Portfolio Manager. None of the portfolio managers beneficially own shares of any of the Series.

Portfolio Manager	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number	Total Assets (in millions)	Number	Total Assets (in millions)	Number	Total Assets (in millions)
Jeffrey B. Abrams[1]	10	$3,235.9	24	$5,735.7	33	$1,789.1
Mark P. Bronzo	2	$305.9	0	$0.0	8	$28.5
Michael Byrum	147	$14,342.9	0	$0.0	1	$79.7
Charles E. Craig	1	$4.4	6	$283.5	167	$135.6

	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number	Total Assets (in millions)	Number	Total Assets (in millions)	Number	Total Assets (in millions)
Michael Dellapa	147	$14,342.9	0	$ 0.0	1	$ 79.7
Kevin H. Gundersen[1]	10	$3,235.9	23	$5,735.7	30	$1,729.1
Ryan Harder	147	$14,342.9	0	$ 0.0	1	$ 79.7
William H. Jenkins	1	$ 4.4	6	$ 283.5	164	$ 135.5
James Michal[1]	2	$ 170.0	1	$1,776.5	9	$1,685.5
B. Scott Minerd[1]	11	$1,398.6	4	$2,194.1	22	$50,059.4
Mark A. Mitchell	4	$ 313.7	0	$ 0.0	0	$ 0.0
Joseph C. O’Connor	2	$ 90.1	0	$ 0.0	5	$ 9.3
James P. Schier	4	$1,783.9	0	$ 0.0	20	$ 724.4
Anne B. Walsh[1]	9	$1,297.1	2	$2,134.0	30	$63,356.7
Matthew Wu	147	$14,342.9	0	$ 0.0	1	$ 79.7
1 The information for Ms. Walsh and Messrs. Abrams, Gundersen, Michal and Minerd is provided as of June 30, 2012.

The following table identifies, as of December 31, 2011, the number of, and total assets of, the registered investment companies, vehicles and accounts with respect to which the advisory fee is based on performance. As of December 31, 2011, only those Portfolio Managers listed below manage the registered investment companies, vehicles and accounts with respect to which the advisory fee is based on performance.

	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number	Total Assets (in millions)	Number	Total Assets (in millions)	Number	Total Assets (in millions)
Jeffrey B. Abrams[1]	1	$58.5	9	$3,787.6	5	$283.8
Charles E. Craig	0	$ 0	6	$ 320.4	0	$ 0
Kevin H. Gundersen[1]	1	$58.5	9	$3,787.6	5	$283.8
William H. Jenkins	0	$ 0	6	$ 320.4	0	$ 0
James Michal[1]	0	$ 0	1	$1,776.5	1	$387.4
B. Scott Minerd[1]	1	$5.5	2	$2,133.9	0	$ 0
Anne B. Walsh[1]	0	$ 0	2	$2,134.0	1	$387.4
1 The information for Ms. Walsh and Messrs. Abrams, Gundersen, Michal and Minerd is provided as of June 30, 2012.

Please Retain This Supplement for Future Reference

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